Major exchange rates (Tables)	12 Months Ended
Dec. 31, 2023
Effects Of Changes In Foreign Exchange Rates [Abstract]
Major exchange rates used in the financial statements
The following major exchange rates have been used in preparing the consolidated financial statements:

	closing rates			average rates
1 XXX = x,xxxx USD	December 31, 2023	December 31, 2022	December 31, 2021	2023	2022	2021
EUR	1.1050	1.0666	1.1326	1.0797	1.0555	1.1894
GBP	1.2715	1.2026	1.3479	1.2408	1.2415	1.3778